UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00523

The Dreyfus Fund Incorporated
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
September 30, 2017 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 98.5%
Automobiles & Components - 1.6%
Delphi Automotive	191,365	18,830,316
Banks - 6.8%
JPMorgan Chase & Co.	197,753	18,887,389
PNC Financial Services Group	250,141	33,711,503
U.S. Bancorp	513,777	27,533,309
		80,132,201
Capital Goods - 9.3%
Eaton	204,489	15,702,710
Fortive	253,071	17,914,896
Honeywell International	198,363	28,115,972
Raytheon	132,165	24,659,346
United Technologies	206,102	23,924,320
		110,317,244
Consumer Services - 4.5%
McDonald's	149,712	23,456,876
Starbucks	254,917	13,691,592
Wynn Resorts	110,180	16,408,006
		53,556,474
Diversified Financials - 2.5%
Ameriprise Financial	198,703	29,509,383
Energy - 6.1%
EOG Resources	234,915	22,725,677
Halliburton	536,897	24,713,369
Valero Energy	319,254	24,560,210
		71,999,256
Food & Staples Retailing - 1.4%
Costco Wholesale	97,945	16,091,384
Food, Beverage & Tobacco - 3.1%
Kraft Heinz	143,278	11,111,209
PepsiCo	226,713	25,262,630
		36,373,839
Health Care Equipment & Services - 7.1%
Abbott Laboratories	396,678	21,166,738
Aetna	129,625	20,611,671

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Health Care Equipment & Services - 7.1% (continued)
Boston Scientific	635,424	[a]	18,535,318
UnitedHealth Group	121,764		23,847,479
			84,161,206
Insurance - 2.4%
Progressive	585,244		28,337,515
Materials - 5.0%
DowDuPont	310,589		21,502,076
Nucor	161,326		9,040,709
Praxair	121,865		17,029,415
Vulcan Materials	98,434		11,772,706
			59,344,906
Media - 2.0%
Charter Communications, Cl. A	65,320	[a]	23,738,594
Pharmaceuticals, Biotechnology & Life Sciences - 10.5%
Biogen	54,051	[a]	16,924,449
Bristol-Myers Squibb	278,598		17,757,837
Celgene	157,121	[a]	22,911,384
Johnson & Johnson	214,158		27,842,682
Merck & Co.	410,171		26,263,249
Regeneron Pharmaceuticals	27,410	[a]	12,255,559
			123,955,160
Retailing - 5.1%
Amazon.com	34,284	[a]	32,958,923
Priceline Group	10,390	[a]	19,022,220
Ulta Beauty	36,159	[a]	8,174,104
			60,155,247
Semiconductors & Semiconductor Equipment - 4.0%
Broadcom	93,421		22,658,329
Texas Instruments	278,409		24,956,583
			47,614,912
Software & Services - 19.3%
Alphabet, Cl. A	27,946	[a]	27,211,579
Alphabet, Cl. C	33,027	[a]	31,676,526
Facebook, Cl. A	227,227	[a]	38,826,278
Microsoft	553,376		41,220,978
Oracle	416,191		20,122,835
PayPal Holdings	290,342	[a]	18,590,598
salesforce.com	219,927	[a]	20,545,580

Description	Shares	Value ($)
Common Stocks - 98.5% (continued)
Software & Services - 19.3% (continued)
Visa, Cl. A	289,685 [b]	30,486,449
		228,680,823
Technology Hardware & Equipment - 4.6%
Apple	254,746	39,261,454
Cisco Systems	457,704	15,392,586
		54,654,040
Transportation - 1.6%
Union Pacific	163,588	18,971,300
Utilities - 1.6%
NextEra Energy	126,183	18,492,119
Total Common Stocks (cost $876,392,011)		1,164,915,919
Description	Shares	Value ($)
Other Investment - 1.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $18,934,460)	18,934,460 [c]	18,934,460
Total Investments (cost $895,326,471)	100.1%	1,183,850,379
Liabilities, Less Cash and Receivables	(.1%)	(846,915)
Net Assets	100.0%	1,183,003,464

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At September 30, 2017, the value of the fund’s securities on loan was $30,181,569 and the value of the collateral held by the fund was $30,597,702, consisting of U.S. Government & Agency securities.

[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	19.3
Pharmaceuticals, Biotechnology & Life Sciences	10.5
Capital Goods	9.3
Health Care Equipment & Services	7.1
Banks	6.8
Energy	6.1
Retailing	5.1
Materials	5.0
Technology Hardware & Equipment	4.6
Consumer Services	4.5
Semiconductors & Semiconductor Equipment	4.0
Food, Beverage & Tobacco	3.1
Diversified Financials	2.5
Insurance	2.4
Media	2.0
Transportation	1.6
Money Market Investment	1.6
Automobiles & Components	1.6
Utilities	1.6
Food & Staples Retailing	1.4
100.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,142,257,590	-	-	1,142,257,590
Equity Securities—
Foreign Common
Stocks†	22,658,329	-	-	22,658,329
Registered Investment
Company	18,934,460	-	-	18,934,460

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2017, accumulated net unrealized appreciation on investments was $288,523,908, consisting of $296,631,404 gross unrealized appreciation and $8,107,496 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Fund Incorporated

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)